Note 22 - Subsequent Event (Details Textual) - Subordinated Debt [Member] - USD ($) $ in Millions	Mar. 02, 2023	Mar. 16, 2023	Dec. 27, 2018
Debt Instrument, Face Amount			$ 8
Debt Instrument, Interest Rate, Stated Percentage			6.50%
Subsequent Event [Member]
Debt Instrument, Face Amount	$ 12	$ 2
Debt Instrument, Interest Rate, Stated Percentage	8.50%
Debt Instrument, Redemption Price, Percentage	100.00%